Supplementary Financial Statements Information (Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Patent registration costs	$ 1,549	$ 1,513
Accumulated amortization and impairment	1,069	1,031
Total intangible assets, net	$ 480	$ 482